General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	₩ 47,419,860	₩ 36,404,828
Non-current assets	44,879,030	43,278,848
Current liabilities	(21,271,371)	(17,211,463)
Non-current liabilities	(16,313,553)	(14,868,690)
Equity	54,713,966	47,603,523	₩ 47,763,298	₩ 46,672,614
Non-controlling interests	4,334,646	3,309,697
Sales	76,009,201	57,466,678	64,785,709
Profit (loss) for the period	7,175,982	1,748,492	2,038,165
Profit (loss) attributable to non-controlling interests	569,254	167,284	173,760
Cash flows from operating activities	6,259,365	8,685,737	6,004,655
Cash flows from investing activities	(5,583,507)	(6,259,265)	(3,682,859)
Effect of exchange rate fluctuation on cash held	112,950	(95,272)	61,764
Net increase (decrease) in cash and cash equivalents	20,142	1,240,332	871,381
POSCO DAEWOO Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	5,952,771	3,992,996	4,396,683
Non-current assets	3,322,590	3,410,528	4,186,197
Current liabilities	(4,537,785)	(2,649,187)	(3,013,269)
Non-current liabilities	(1,666,455)	(1,816,160)	(2,087,769)
Equity	3,071,121	2,938,177	3,481,842
Non-controlling interests	1,138,360	1,089,082	1,290,600
Sales	30,545,740	19,230,652	22,745,239
Profit (loss) for the period	223,845	173,155	199,721
Profit (loss) attributable to non-controlling interests	82,972	64,183	74,030
Cash flows from operating activities	(235,359)	324,822	580,372
Cash flows from investing activities	(91,619)	(38,535)	(40,264)
Cash flows from financing activities (before dividends to non-controlling interest)	279,529	(99,765)	(502,801)
Dividend to non-controlling interest	(32,004)	(32,004)	(27,432)
Effect of exchange rate fluctuation on cash held	1,937	(2,425)	1,736
Net increase (decrease) in cash and cash equivalents	(77,516)	152,093	11,611
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Current assets	968,129	503,633	520,057
Non-current assets	2,388,139	2,366,359	2,723,254
Current liabilities	(1,155,003)	(1,722,805)	(1,570,204)
Non-current liabilities	(1,778,668)	(1,235,948)	(1,590,810)
Equity	422,597	(88,761)	82,297
Non-controlling interests	126,779	(26,628)	24,689
Sales	2,694,601	1,691,310	1,906,302
Profit (loss) for the period	500,801	(179,403)	(146,975)
Profit (loss) attributable to non-controlling interests	150,240	(53,821)	(44,093)
Cash flows from operating activities	151,393	62,276	61,398
Cash flows from investing activities	(4,022)	212	(7,173)
Cash flows from financing activities (before dividends to non-controlling interest)	(81,187)	(45,207)	(53,890)
Effect of exchange rate fluctuation on cash held	3,916	(1,421)	25
Net increase (decrease) in cash and cash equivalents	70,100	15,860	360
POSCO CHEMTECH CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	2,071,307	774,817	624,017
Non-current assets	1,708,558	1,229,349	1,050,406
Current liabilities	(604,333)	(203,443)	(236,968)
Non-current liabilities	(835,222)	(833,857)	(462,361)
Equity	2,340,310	966,866	975,094
Non-controlling interests	942,660	374,582	377,770
Sales	1,939,524	1,524,146	1,434,507
Profit (loss) for the period	128,960	29,720	94,481
Profit (loss) attributable to non-controlling interests	51,944	11,514	36,604
Cash flows from operating activities	36,745	11,021	22,794
Cash flows from investing activities	(639,965)	(162,861)	(111,996)
Cash flows from financing activities (before dividends to non-controlling interest)	595,521	122,736	134,609
Dividend to non-controlling interest	(7,370)	(9,451)	(9,451)
Effect of exchange rate fluctuation on cash held	6	(398)	(7)
Net increase (decrease) in cash and cash equivalents	(15,063)	(38,953)	35,949
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	5,221,691	4,614,481	4,242,954
Non-current assets	1,929,362	1,823,229	1,808,919
Current liabilities	(3,100,971)	(2,933,668)	(2,734,305)
Non-current liabilities	(1,306,648)	(978,672)	(786,191)
Equity	2,743,434	2,525,370	2,531,377
Non-controlling interests	1,294,925	1,191,998	1,194,833
Sales	6,693,933	6,943,725	7,625,389
Profit (loss) for the period	266,821	315,139	330,298
Profit (loss) attributable to non-controlling interests	125,942	148,748	155,904
Cash flows from operating activities	113,021	451,803	24,636
Cash flows from investing activities	(243,463)	(398,937)	(6,620)
Cash flows from financing activities (before dividends to non-controlling interest)	36,359	9,475	(25,448)
Dividend to non-controlling interest	(9,867)	(9,867)	(9,867)
Effect of exchange rate fluctuation on cash held	3,048	(2,220)	1,401
Net increase (decrease) in cash and cash equivalents	(100,902)	50,254	(15,898)
POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	423,422	465,158	441,208
Non-current assets	185,508	187,415	210,037
Current liabilities	(263,794)	(278,335)	(262,265)
Non-current liabilities	(10,051)	(24,132)	(38,836)
Equity	335,085	350,106	350,144
Non-controlling interests	116,000	121,200	121,213
Sales	832,127	935,958	925,551
Profit (loss) for the period	(18,802)	8,961	32,954
Profit (loss) attributable to non-controlling interests	(6,509)	3,102	11,408
Cash flows from operating activities	(18,494)	21,403	21,571
Cash flows from investing activities	(17,309)	(4,841)	(2,129)
Cash flows from financing activities (before dividends to non-controlling interest)	(226)	(302)	(336)
Dividend to non-controlling interest	(2,628)	(2,628)	(2,628)
Effect of exchange rate fluctuation on cash held	3	(74)	(47)
Net increase (decrease) in cash and cash equivalents	(38,654)	13,558	16,431
Others [member]
Disclosure of subsidiaries [line items]
Current assets	9,496,214	7,207,141	8,062,428
Non-current assets	4,772,409	4,789,484	4,740,887
Current liabilities	(7,918,852)	(6,354,111)	(7,672,691)
Non-current liabilities	(1,706,779)	(1,727,139)	(2,095,797)
Equity	4,642,992	3,915,375	3,034,827
Non-controlling interests	1,542,960	1,330,280	1,124,381
Sales	28,538,963	21,059,978	22,975,605
Profit (loss) for the period	690,197	(44,660)	(587,146)
Profit (loss) attributable to non-controlling interests	189,590	(19,899)	(89,676)
Cash flows from operating activities	130,828	123,108	(16,324)
Cash flows from investing activities	(86,585)	(93,565)	31,057
Cash flows from financing activities (before dividends to non-controlling interest)	9,604	(192,311)	(4,295)
Dividend to non-controlling interest	(7,671)	(6,102)	(11,079)
Effect of exchange rate fluctuation on cash held	6,216	702	3,931
Net increase (decrease) in cash and cash equivalents	52,392	(168,168)	3,290
Non-controlling Interest [member]
Disclosure of subsidiaries [line items]
Current assets	24,133,534	17,558,226	18,287,347
Non-current assets	14,306,566	13,806,364	14,719,700
Current liabilities	(17,580,738)	(14,141,549)	(15,489,702)
Non-current liabilities	(7,303,823)	(6,615,908)	(7,061,764)
Equity	13,555,539	10,607,133	10,455,581
Non-controlling interests	5,161,684	4,080,514	4,133,486
Sales	71,244,888	51,385,769	57,612,593
Profit (loss) for the period	1,791,822	302,912	(76,667)
Profit (loss) attributable to non-controlling interests	594,179	153,827	144,177
Cash flows from operating activities	178,134	994,433	694,447
Cash flows from investing activities	(1,082,963)	(698,527)	(137,125)
Cash flows from financing activities (before dividends to non-controlling interest)	839,600	(205,374)	(452,161)
Dividend to non-controlling interest	(59,540)	(60,052)	(60,457)
Effect of exchange rate fluctuation on cash held	15,126	(5,836)	7,039
Net increase (decrease) in cash and cash equivalents	₩ (109,643)	₩ 24,644	₩ 51,743